Fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Prepayments and other current assets, net –derivative asset	$ 175
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepayments and other assets
Long-term investments, net – equity securities	$ 17,507	$ 728
Long-term investments, net – available-for-sale debt investments	42,833
Liabilities
Warrant liabilities, non-current	1,125	1,201	[1]
Accrued expenses and other current liabilities – derivative liability	$ 871
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities
Warrant liabilities – public warrants
Liabilities
Warrant liabilities, non-current	$ 676	750
Warrant liabilities – private warrants
Liabilities
Warrant liabilities, non-current	449	451
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Prepayments and other current assets, net –derivative asset	175
Long-term investments, net – equity securities	17,507	728
Long-term investments, net – available-for-sale debt investments	0
Liabilities
Accrued expenses and other current liabilities – derivative liability	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Warrant liabilities – public warrants
Liabilities
Warrant liabilities, non-current	676	750
Quoted Prices in Active Markets for Identical Assets (Level 1) | Warrant liabilities – private warrants
Liabilities
Warrant liabilities, non-current	0	0
Significant Other Observable Inputs (Level 2)
Assets
Prepayments and other current assets, net –derivative asset	0
Long-term investments, net – equity securities	0	0
Long-term investments, net – available-for-sale debt investments	0
Liabilities
Accrued expenses and other current liabilities – derivative liability	0
Significant Other Observable Inputs (Level 2) | Warrant liabilities – public warrants
Liabilities
Warrant liabilities, non-current	0	0
Significant Other Observable Inputs (Level 2) | Warrant liabilities – private warrants
Liabilities
Warrant liabilities, non-current	0	0
Significant Unobservable Inputs (Level 3)
Assets
Prepayments and other current assets, net –derivative asset	0
Long-term investments, net – equity securities	0	0
Long-term investments, net – available-for-sale debt investments	42,833
Liabilities
Accrued expenses and other current liabilities – derivative liability	871
Significant Unobservable Inputs (Level 3) | Warrant liabilities – public warrants
Liabilities
Warrant liabilities, non-current	0	0
Significant Unobservable Inputs (Level 3) | Warrant liabilities – private warrants
Liabilities
Warrant liabilities, non-current	$ 449	$ 451

[1]	Restated (refer to Note 2(c))